Income Taxes (Components Of Income Tax Provision (Benefit)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current		$ 0	$ (25)	$ (5)
Deferred		(569)	25	(30)
Income tax benefit	$ (22)	$ (569)	$ 0	$ (35)